Activity in the FDIC loss share indemnification asset (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Loss Share Indemnification Asset [Line Items]
Beginning Balance	$ 1,915,128		$ 2,410,219		$ 0
FDIC Indemnification Asset, Acquisitions	0		0		2,425,929
Accretion of loss share indemnification asset, net	(129,676)		(10,855)		73,487
Credit impairment losses to be covered under loss sharing agreements	58,187	[1]	110,457	[1]	0	[1]
F D I C Reimbursable Expenses	29,234		5,093		0
Decrease due to reciprocal accounting on the discount accreation for loans and unfunded commitments accounted for under ASC Subtopic 310-20	(969)		(33,221)		(95,383)
Payments received from FDIC under loss sharing agreements	(462,016)		(561,111)		0
Other adjustments attributable to FDIC loss sharing agreements	(10,790)		(5,454)		6,186
Ending Balance	$ 1,399,098		$ 1,915,128		$ 2,410,219

[1]	Reductions in expected cash flows for ASC 310-30 loans, which may impact the provision for loan losses, may consider reductions in both principal and interest cash flow expectations. The amount covered under the FDIC loss sharing agreements for interest not collected from borrowers is limited under the agreements (approximately 90 days); accordingly, these amounts are not subject fully to the 80% mirror accounting.